Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
REVENUE
Revenue - third parties	$ 74,049,115	$ 77,607,361
Revenue - related parties	115,034	8,188
Total revenue	74,164,149	77,615,549
COSTS AND OPERATING EXPENSES
Merchandise costs	64,706,599	63,052,437
Selling, general and administrative expenses	9,124,805	13,518,943
Total operating expenses	73,831,404	76,571,380
INCOME FROM OPERATIONS	332,745	1,044,169
OTHER INCOME (EXPENSES)
Interest expenses, net	(995,997)	(1,372,444)
Additional and delinquent tax due to consumption tax correction	(644,780)
Gain from disposal of equity method investment	195,391
Gain from disposal of a subsidiary	341,755
Other income (expenses), net	66,947	(113,409)
Gain from foreign currency exchange	2,371,226	981,017
Change in fair value of representative’s warrants liability	1,833	89,049
Loss from equity method investment	(71,200)	(88,737)
Total other income (expenses), net	1,265,175	(504,524)
INCOME BEFORE INCOME TAX PROVISION	1,597,920	539,645
PROVISION (BENEFIT) FOR INCOME TAXES	(356,435)	212,052
NET INCOME	1,954,355	327,593
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss	(3,269,650)	(7,374,799)
TOTAL COMPREHENSIVE LOSS	$ (1,315,295)	$ (7,047,206)
Earnings per ordinary share - basic and diluted (in Dollars per share)	$ 0.05	$ 0.01
Weighted average shares - basic and diluted (in Shares)	36,250,054	36,250,054